Changes in consolidation scope	6 Months Ended
Jun. 30, 2025
Scope Of Consolidation [Abstract]
Changes in consolidation scope	Changes in consolidation scope
On February 26, 2025, the entity CMB.TECH Bermuda Ltd. was established and 100% incorporated.
On March 4, 2025, the Company announced that it entered into a share purchase agreement with Hemen
Holding Limited ("Hemen") for the acquisition of 81,363,730 shares in Golden Ocean Group Limited
("Golden Ocean") representing 40.8% of Golden Ocean’s issued and outstanding voting shares at a price of
$14.49 per share. On March 12, 2025, CMB.TECH NV, through its subsidiary, purchased from Hemen the
81,363,730 shares in Golden Ocean. This acquisition is in line with CMB.TECH’s strategic objective of diversification and investing in a modern dry bulk fleet.
The Company applied acquisition accounting in accordance with IFRS 3. The total purchase price was
$1.2 billion. After identifying and measuring the identifiable assets and liabilities, a revaluation of the net assets of $639 million was recognized. Based on the share in the net assets at fair value, a goodwill of
$172 million was recognized in the consolidated statement of financial position (see Note 24).
Management has strong belief in the dry bulk market and expects significant growth in the business.
On June 30, 2025, CMB.TECH NV owned an aggregate of 98,400,204 shares in Golden Ocean after the purchase of additional shares in March and April 2025 (see Note 6), representing 49.4% of Golden Ocean's outstanding voting shares.
Besides the transactions as described above, no new subsidiaries were established or acquired, nor were there any liquidations of subsidiaries.